Fair value measurements (Details)	Dec. 31, 2015 USD ($)
Available-for-sale Securities, Equity Securities	$ 181,164,778
Fair Value, Inputs, Level 1 [Member]
Available-for-sale Securities, Equity Securities	181,164,778
Fair Value, Inputs, Level 2 [Member]
Available-for-sale Securities, Equity Securities	0
Fair Value, Inputs, Level 3 [Member]
Available-for-sale Securities, Equity Securities	$ 0